Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 344,819,722	$ 305,275,525
Less: accumulated depreciation	(72,570,376)	(55,120,514)
Property, plant and equipment, net	272,249,346	250,155,011
Fishing Vessels [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 340,901,149	304,764,105
Fishing Vessels [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful life	10 years
Fishing Vessels [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful life	20 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful life	5 years
Property, plant and equipment, gross	$ 41,920	23,336
Fishing vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,377,147
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 499,506	$ 488,084
Office and other equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful life	3 years
Office and other equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Useful life	5 years